Other assets-Other / Other liabilities - Estimated Amortization Expenses for Next Five Years (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Other assets-Other / Other liabilities
2017	¥ 5,487
2018	4,828
2019	3,621
2020	2,413
2021	¥ 2,413